Document and Entity Information	Jan. 22, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001110805
Document Type	8-K
Document Period End Date	Jan. 22, 2024
Entity Registrant Name	NuStar Energy L.P.
Entity Incorporation State Country Code	DE
Entity File Number	001-16417
Entity Tax Identification Number	74-2956831
Entity Address, Address Line One	19003 IH-10 West
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78257
City Area Code	(210)
Local Phone Number	918-2000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common units
Trading Symbol	NS
Security Exchange Name	NYSE
Eight 50 Series A Fixed To Floating Rate Cumulative Redeemable Perpetual Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprA
Security Exchange Name	NYSE
Seven 625 Series B Fixed To Floating Rate Cumulative Redeemable Perpetual Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.625% Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprB
Security Exchange Name	NYSE
Nine 00 Series C Fixed To Floating Rate Cumulative Redeemable Perpetual Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	9.00% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprC
Security Exchange Name	NYSE